Note 12 - Deferred Share Units (Details) (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2013 Deferred Share Units [Member]	May 28, 2010 Deferred Share Units [Member]
Note 12 - Deferred Share Units (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					110,000
Deferred Share Units to Non Management Board Members (in Dollars)	$ 39,547	$ 36,727	$ 33,101	$ 43,040
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				66,960